Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000006510 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[1]	(3.05%)	0.52%	10.01%
C000006509 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[2]	(5.39%)	0.24%	10.02%
C000006504 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		(7.16%)	0.09%	10.19%
C000107819 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[3]	4.79%	(0.44%)	7.41%
C000107818 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[4]	1.79%	(0.81%)	7.41%
C000107817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		0.45%	(0.87%)	7.57%
C000159993 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		34.62%	9.20%	9.56%
C000159994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[5]	37.82%	9.40%	9.39%
C000159995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[6]	40.77%	9.67%	9.38%
C000160013 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[7]	30.61%	12.09%	10.60%
C000160012 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[8]	27.57%	11.83%	10.59%
C000160011 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		24.95%	11.62%	10.79%
Without Sales Load [Member] | C000124428 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		(1.12%)	1.66%	11.25%
Without Sales Load [Member] | C000006505 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		(1.23%)	1.54%	11.12%
Without Sales Load [Member] | C000006516 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		(1.51%)	1.28%	10.85%
Without Sales Load [Member] | C000006515 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		(1.73%)	1.03%	10.57%
Without Sales Load [Member] | C000006513 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		(2.23%)	0.53%	10.02%
Without Sales Load [Member] | C000006511 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		(1.23%)	1.54%	11.12%
Without Sales Load [Member] | C000006510 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		(2.26%)	0.52%	10.01%
Without Sales Load [Member] | C000006509 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		(2.22%)	0.52%	10.02%
Without Sales Load [Member] | C000006504 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		(1.50%)	1.28%	10.85%
Without Sales Load [Member] | C000124429 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		6.96%	0.65%	8.59%
Without Sales Load [Member] | C000107824 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		6.89%	0.57%	8.49%
Without Sales Load [Member] | C000107823 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		6.60%	0.31%	8.21%
Without Sales Load [Member] | C000107822 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		6.34%	0.06%	7.95%
Without Sales Load [Member] | C000107821 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		5.84%	(0.43%)	7.40%
Without Sales Load [Member] | C000107820 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		6.86%	0.55%	8.48%
Without Sales Load [Member] | C000107819 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		5.79%	(0.44%)	7.41%
Without Sales Load [Member] | C000107818 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		5.79%	(0.44%)	7.41%
Without Sales Load [Member] | C000107817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		6.58%	0.31%	8.21%
Without Sales Load [Member] | C000159993 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		42.83%	10.50%	10.21%
Without Sales Load [Member] | C000159994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		41.82%	9.68%	9.39%
Without Sales Load [Member] | C000159995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		41.77%	9.67%	9.38%
Without Sales Load [Member] | C000159996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		43.23%	10.77%	10.49%
Without Sales Load [Member] | C000159997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		42.90%	10.50%	9.85%
Without Sales Load [Member] | C000159998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		42.47%	10.21%	9.94%
Without Sales Load [Member] | C000159999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		42.85%	10.50%	10.22%
Without Sales Load [Member] | C000160000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		43.25%	10.77%	10.50%
Without Sales Load [Member] | C000160001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		43.33%	10.87%	10.58%
Without Sales Load [Member] | C000160019 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		33.07%	13.30%	11.81%
Without Sales Load [Member] | C000160018 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		32.93%	13.21%	11.71%
Without Sales Load [Member] | C000160017 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		32.63%	12.92%	11.42%
Without Sales Load [Member] | C000160016 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		32.25%	12.65%	11.15%
Without Sales Load [Member] | C000160015 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		31.68%	12.08%	10.60%
Without Sales Load [Member] | C000160014 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		32.97%	13.22%	11.71%
Without Sales Load [Member] | C000160013 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		31.61%	12.09%	10.60%
Without Sales Load [Member] | C000160012 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		31.57%	12.08%	10.59%
Without Sales Load [Member] | C000160011 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		32.58%	12.95%	11.45%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[9],[10]	20.10%	11.80%	14.84%
MSCI All Country World Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div)
Average Annual Return, Percent	[11],[12]	22.35%	10.88%	12.58%
MSCI Emerging Markets Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div)
Average Annual Return, Percent	[13]	39.25%	8.18%	9.29%
MSCI All Country World ex US Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World (ex-US) Index (net div)
Average Annual Return, Percent	[14],[15]	27.35%	9.37%	9.64%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Average Annual Return, Percent	[9],[10]	(1.16%)	4.27%	12.06%
MSCI All Country World Small Mid Cap Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Small Mid Cap Index (net div)
Average Annual Return, Percent	[11],[12]	19.70%	7.07%	9.99%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	Assuming redemption at the end of the applicable period.
[6]	Assuming redemption at the end of the applicable period.
[7]	Assuming redemption at the end of the applicable period.
[8]	Assuming redemption at the end of the applicable period.
[9]	Source: FactSet Research Systems Inc.
[10]	Source: FactSet Research Systems Inc.
[11]	Source: FactSet Research Systems Inc.
[12]	Source: FactSet Research Systems Inc.
[13]	Source: FactSet Research Systems Inc.
[14]	Source: FactSet Research Systems Inc.
[15]	Source: FactSet Research Systems Inc.